Document and Entity Information	Jun. 03, 2020
Prospectus:
Document Type	497
Document Period End Date	Jun. 03, 2020
Registrant Name	KIRR MARBACH PARTNERS FUNDS INC
Entity Central Index Key	0001071196
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 03, 2020
Document Effective Date	Jun. 03, 2020
Prospectus Date	Jan. 24, 2020
Kirr, Marbach Partners Value Fund | Kirr, Marbach Partners Value Fund
Prospectus:
Trading Symbol	KMVAX